Mortgage Banking Activities, Mortgage Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Changes in fair value:
Changes due to collection/realization of expected cash flows	$ (1,187)	$ (1,253)	$ (2,012)
Servicing Asset [Abstract]
Total MSRs	8,508	10,480	8,189
Commercial mortgage servicing [Member]
Servicing Asset [Abstract]
Commercial MSRs at amortized cost, end of period	1,040	1,170	1,269
Mortgage Banking Activities Textual [Abstract]
Servicing asset at amortized cost, estimated fair value	1,600	2,100	1,500
Residential mortgage servicing rights [Member]
Changes in MSRs measured at fair value
Residential MSRs at fair value, beginning of period	9,310	6,920	6,125
Originations/purchases	161	1,003	1,645
Sales and other	(902)	(614)	(8)
Net additions	(741)	389	1,637
Changes in fair value:
Net changes in valuation inputs or assumptions	86	3,254	1,170
Changes due to collection/realization of expected cash flows	(1,187)	(1,253)	(2,012)
Total changes in fair value	(1,101)	2,001	(842)
Residential MSRs at fair value, end of period	7,468	9,310	6,920
Residential mortgage servicing rights [Member] | Interest-only strips [Member]
Changes in MSRs measured at fair value
Sales and other		611
Residential mortgage servicing rights [Member] | Market interest rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	228	3,417	1,625
Residential mortgage servicing rights [Member] | Servicing and foreclosure costs [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(14)	(17)	(9)
Residential mortgage servicing rights [Member] | Discount rates [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	(149)	42	(56)
Residential mortgage servicing rights [Member] | Prepayment estimates and other [Member]
Changes in fair value:
Net changes in valuation inputs or assumptions	$ 21	$ (188)	$ (390)